Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Fair Value Disclosures [Abstract]
Reconciliation of Changes in Fair Value of Assets and Liabilities Classified As Level 3

The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as Level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3)
	Three Months Ended		Nine Months Ended
	October 31,		October 31,
	2012	2011	2012	2011
Balances as of July 31, 2012 and 2011 and January 31, 2012 and 2011	$237,087	$2,335,849	$1,817,100	$2,305,770
Change in fair value	(157,765)	(176,140)	(1,839,763)	(690,095)
Additions	-	-	101,985	544,034
Ending balances as of October 31, 2012 and 2011	$79,322	$2,159,709	$79,322	$2,159,709

Realized and unrealized gain (loss) on derivatives, net, included in earnings for the period ended October 31, 2012 and 2011	$157,765	$176,140	$1,839,763	$690,095

The following table sets forth a reconciliation of changes in the fair value of financial assets and liabilities classified as level 3 in the fair value hierarchy:

	Significant Unobservable Inputs
	(Level 3)
	Year Ended January 31,
	2012	2011
Derivative liabilities - beginning balance	$2,305,770	$-
Additions	544,034	1,334,888
Reductions	-	(91,365)
Change in fair value	(1,032,704)	1,062,247
Derivative liabilities - ending balance	$1,817,100	$2,305,770

Realized and unrealized gain (loss) on derivatives, net, included in earnings for the period ended January 31, 2012 and 2011	$1,032,704	$(1,062,247)